Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues [Abstract]
Schedule of revenue	Revenues are comprised of the following:

	Year Ended December 31
	2020	2021	2022
Time charter revenue	$198,382	$328,905	$351,006
Voyage charter revenue	2,603	5,578	—
Other income	5,050	8,992	13,044
Total	$206,035	$343,475	$364,050